Components Of Income Tax Benefit (Details) (USD $)	3 Months Ended		68 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Current Federal Income tax expense	$ 0	$ 0	$ 0
Deferred Federal Income tax expense	0	0	0
Total Federal Income tax expense	0	0	0
Current State Income tax expense	0	0	0
Deferred State Income tax expense	0	0	0
Total State Income tax expense	0	0	0
TOTAL COMPONENTS OF INCOMETAX BENEFIT EXPENSE	$ 0	$ 0	$ 0